Note 43 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment including right-of-use assets	€ (45)	€ (3)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	11	10
Impairment or reversal of impairment on other non financial assets	5	6
Impairment or reversal of impairment on non financial assets	€ (30)	€ 13